Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 23,177,834	$ 23,122,864	$ 23,346,174